ACQUISITIONS - Allocation of consideration total assets acquired (Details) - USD ($)			12 Months Ended
	Aug. 15, 2023	Aug. 02, 2023	Dec. 31, 2023
Acquisition of Certain Assets and Equipment of Innovation Neuromonitoring, LLC
ACQUISITIONS AND INTANGIBLES
Purchase price	$ 1,365,000		$ 1,300,000
Less fair value of amount paid to third-party vendor	(37,000)
Less fair value adjustment for issuance of common shares	(195,000)
Net purchase price	1,133,000
Equipment	248,000
Total assets acquired	248,000
Goodwill, Total	885,000
Acquisition of Certain Assets of Innovation Neuromonitoring, LLC
ACQUISITIONS AND INTANGIBLES
Purchase price	$ 1,200,000
Acquisition of Certain Equipment of Innovation
ACQUISITIONS AND INTANGIBLES
Purchase price		$ 165,000